Cash Flow Information	12 Months Ended
Dec. 31, 2024
Textblock 1 [Abstract]
Cash Flow Information
27.
Cash Flow Information
(a)
Details of cash flows generated from operations for the years ended December 31, 2022, 2023 and 2024 are as follows:

(In millions of won)
	2022		2023	2024
Loss for the year	₩	(3,195,585)	(2,576,729)	(2,409,300)
Adjustments for:
Income tax expense (benefit) (Note 22)		(237,785)	(762,712)	217,760
Depreciation and amortization (Note 18)		4,557,457	4,213,742	5,125,637
Gain on foreign currency translation		(702,144)	(313,378)	(587,019)
Loss on foreign currency translation		449,980	241,701	979,061
Expenses related to defined benefit plans (Note 13)		168,260	149,937	130,014
Gain on disposal of property, plant and equipment		(25,737)	(34,961)	(51,792)
Loss on disposal of property, plant and equipment		54,432	102,453	76,771
Impairment loss on property, plant and equipment		1,260,436	60,072	98,525
Reversal of impairment loss on property, plant and equipment		(3,181)	(7)	(4,314)
Gain on disposal of intangible assets		—	(1,989)	(25)
Loss on disposal of intangible assets		193	55	388
Impairment loss on intangible assets		136,372	54,833	72,490
Reversal of impairment loss on intangible assets		(1,975)	(242)	(14)
Impairment loss on investments		7,736	—	—
Expense on increase of provision		253,075	101,846	119,141
Finance income		(607,501)	(594,944)	(511,068)
Finance costs		781,205	1,162,598	1,480,007
Equity in loss (income) of equity method accounted investees, net		(5,558)	3,061	(5,412)
Others		(1,681)	(7,030)	(85,651)

Changes in:
Trade accounts and notes receivable		1,833,491	(1,013,938)	(395,513)
Other accounts receivable		(47,389)	39,377	(142,775)
Inventories		390,672	336,993	(85,850)
Other current assets		435,838	92,983	(14,479)
Other non-current assets		(10,125)	1,151	2,537
Trade accounts and notes payable		(282,082)	323,548	(46,796)
Other accounts payable		(625,606)	(47,798)	(529,621)
Accrued expenses		(514,500)	(47,088)	92,474
Provisions		(259,969)	(179,969)	(134,684)
Advances received		(1,977)	(19,461)	(16,161)
Proceeds from settlement of derivatives		—	—	35,757
Other current liabilities		(4,188)	(33,367)	(4,050)
Defined benefit liabilities, net		(381,405)	(45,123)	(38,018)
Long-term advances received		—	1,580,222	—
Other non-current liabilities		167,868	33,493	5,436
Cash generated from operations	₩	3,588,627	2,819,329	3,373,456

27.
Cash Flow Information, Continued
(b)
Changes in liabilities arising from financing activities for the years ended December 31, 2023 and 2024 are as follows:

(In millions of won)
				Non-cash transactions
	January 1, 2023		Cash flows from financing activities	Gain or loss on foreign currency translation	Interest expense	Others	December 31, 2023
Short-term borrowings	₩	2,578,552	(716,386)	13,469	—	—	1,875,635
Long-term borrowings		10,964,112	2,139,554	50,174	3,271	8,240	13,165,351
Bonds		1,448,746	35,276	2,237	1,717	167	1,488,143
Lease liabilities		72,788	(73,483)	(312)	—	74,371	73,364
Dividend payable		—	(34,098)	(44)	—	41,444	7,302
Total	₩	15,064,198	1,350,863	65,524	4,988	124,222	16,609,795

(In millions of won)
				Non-cash transactions
	January 1, 2024		Cash flows from financing activities	Gain or loss on foreign currency translation	Interest expense	Classification of liabilities held for sale	Others	December 31, 2024
Short-term borrowings	₩	1,875,635	(1,065,878)	159,838	—	—	—	969,595
Long-term borrowings		13,165,351	(726,352)	1,051,834	4,203	(1,060,592)	8,236	12,442,680
Bonds		1,488,143	(370,000)	18,004	1,692	—	—	1,137,839
Lease liabilities		73,364	(71,008)	16,752	—	(6,772)	45,639	57,975
Dividend payable		7,302	(136,519)	268	—	—	135,339	6,390
Total	₩	16,609,795	(2,369,757)	1,246,696	5,895	(1,067,364)	189,214	14,614,479

(c)
Details of significant non-cash transactions for the years ended December 31, 2022, 2023 and 2024 are as follows:

(In millions of won)
	2022		2023	2024
Changes in other accounts payable arising from the purchase of property, plant and equipment	₩	480,322	(348,046)	(630,267)
Changes in other accounts payable arising from the purchase of intangible assets		(113,185)	(27,918)	(137,918)
Recognition of right-of-use assets and lease liabilities		54,927	74,611	33,865
Reclassification of the current portion of borrowings/bonds		(3,626,345)	(3,441,686)	(6,559,088)
Classification of assets held for sale		—	—	983,317
Classification of liabilities held for sale		—	—	1,656,841